Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Feb. 06, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Generally, equity grants to executives have been approved at regularly scheduled Committee or Board meetings, except for special situations such as new hire grants. Since we became a public company in 2020, our annual grants to executives (including in 2025)
have been approved at the first regularly scheduled meeting of the Committee and Board, respectively, during the applicable year, which are scheduled long in advance. We do not time material nonpublic information (“MNPI”) disclosure for purposes of affecting the value of executive compensation. The Board and Committee do not take MNPI into account when determining the timing and terms of awards.
The following table presents information regarding SARs issued to our NEOs in fiscal year 2025 during any period beginning four business days before the filing of a periodic report or current report disclosing material nonpublic information and ending one business day after the filing or furnishing of such report with the SEC. Mr. Gierges is not included in the table as he did not receive a 2025 annual award in February.

NAME	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($)	Grant Date Fair Value of the Award ($)
Percentage Change in the Closing Market Price of the Securities
Underlying the Award Between the Trading Day Ending Immediately
Prior to the Disclosure of Material Nonpublic Information and the
Trading Day Beginning Immediately Following the Disclosure of the
Material Nonpublic Information (%)

D. Gitlin	06-Feb-2025	321,970	65.21	5,747,165	(3.97)%
P. Goris	06-Feb-2025	97,405	65.21	1,738,679	(3.97)%
G. Pandya	06-Feb-2025	66,965	65.21	1,195,325	(3.97)%
E. Dryden	06-Feb-2025	57,310	65.21	1,022,984	(3.97)%

Award Timing Method	The Board and Committee do not take MNPI into account when determining the timing and terms of awards.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not time material nonpublic information (“MNPI”) disclosure for purposes of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

NAME	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($)	Grant Date Fair Value of the Award ($)
Percentage Change in the Closing Market Price of the Securities
Underlying the Award Between the Trading Day Ending Immediately
Prior to the Disclosure of Material Nonpublic Information and the
Trading Day Beginning Immediately Following the Disclosure of the
Material Nonpublic Information (%)

D. Gitlin	06-Feb-2025	321,970	65.21	5,747,165	(3.97)%
P. Goris	06-Feb-2025	97,405	65.21	1,738,679	(3.97)%
G. Pandya	06-Feb-2025	66,965	65.21	1,195,325	(3.97)%
E. Dryden	06-Feb-2025	57,310	65.21	1,022,984	(3.97)%

D. Gitlin [Member]
Awards Close in Time to MNPI Disclosures
Name		D. Gitlin
Underlying Securities | shares		321,970
Exercise Price | $ / shares		$ 65.21
Fair Value as of Grant Date | $		$ 5,747,165
Underlying Security Market Price Change		(0.0397)
P. Goris [Member]
Awards Close in Time to MNPI Disclosures
Name		P. Goris
Underlying Securities | shares		97,405
Exercise Price | $ / shares		$ 65.21
Fair Value as of Grant Date | $		$ 1,738,679
Underlying Security Market Price Change		(0.0397)
G. Pandya [Member]
Awards Close in Time to MNPI Disclosures
Name		G. Pandya
Underlying Securities | shares		66,965
Exercise Price | $ / shares		$ 65.21
Fair Value as of Grant Date | $		$ 1,195,325
Underlying Security Market Price Change		(0.0397)
E. Dryden [Member]
Awards Close in Time to MNPI Disclosures
Name		E. Dryden
Underlying Securities | shares		57,310
Exercise Price | $ / shares		$ 65.21
Fair Value as of Grant Date | $		$ 1,022,984
Underlying Security Market Price Change		(0.0397)